UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY            February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       66

Form 13F Information Table Value Total:   $101,407

                                         (thousands)


List of Other Included Managers:  None

       (COLUMN 1)              (COLUMN 2)       (COLUMN 3) (COLUMN 4)   (COLUMN 5)    (COLUMN 6)  (COLUMN 7)     (COLUMN 8)
                                                                                      INVESTMENT              VOTING AUTHORITY
                                                                                      DISCRETION                  (SHARES)
          NAME                  TITLE OF        CUSIP       FAIR MKT.   SHARES OR   SOLE   SHARED  OTHER   SOLE   SHARED    NONE
        OF ISSUER               CLASS           NUMBER      VALUE x1000 PRINCIPAL   (A)     (B)    MGR.    (A)      (B)     (C)
AT&T INC                        COM             00206R102        374    13,110      X                           0           13,110
AFLAC INC                       COM             001055102     10,690   233,193      X                      71,024          162,169
APPLE INC                       COM             037833100        427     5,000      X                         900            4,100
AQUA AMERICA INC                COM             03836W103      3,476   168,800      X                      70,200           98,600
ARCHER DANIELS MIDLAND CO       COM             039483102      2,030    70,412      X                      52,492           17,920
BJS WHOLESALE CLUB INC          COM             05548J106      1,464    42,721      X                      21,703           21,018
BAKER HUGHES INC                COM             057224107      3,146    98,085      X                      62,200           35,885
CADBURY PLC                     COM             12721E102        209     5,861      X                       2,519            3,342
CARNIVAL CORP                   COM             143658300        450    18,500      X                      14,000            4,500
CHUBB CORP                      COM             171232101      1,798    35,250      X                      22,350           12,900
CHURCH & DWIGHT INC             COM             171340102        762    13,576      X                         825           12,751
CORNING INC                     COM             219350105        220    23,120      X                      20,000            3,120
DISH NETWORK CORP               COM             25470M109        222    20,042      X                      20,000               42
DISNEY WALT CO                  COM             254687106        606    26,716      X                      13,100           13,616
ERICSSON L M TEL CO             COM             294821608      1,137   145,572      X                      40,910          104,662
EXXON MOBIL CORP                COM             30231G102      2,911    36,461      X                           0           36,461
FIRST SOLAR INC                 COM             336433107      2,134    15,465      X                       3,775           11,690
GENENTECH INC                   COM             368710406      2,841    34,261      X                      10,080           24,181
GENERAL ELECTRIC CO             COM             369604103      1,595    98,454      X                      28,450           70,004
GILEAD SCIENCES INC             COM             375558103      2,854    55,816      X                      15,650           40,166
GOLDMAN SACHS GROUP INC         COM             38141G104      1,519    18,000      X                       4,950           13,050
GOOGLE INC                      COM             38259P508        877     2,850      X                         570            2,280
GRUPO TELEVISA SA DE CV         COM             40049J206        855    57,200      X                      38,100           19,100
HSBC HLDGS PLC                  COM             404280406      1,891    38,850      X                      21,500           17,350
INFORMATICA CORP                COM             45666Q102        618    45,000      X                      10,900           34,100
INTEL CORP                      COM             458140100      1,777   121,240      X                      65,100           56,140
INTERNATIONAL BUSINESS MACHS    COM             459200101        990    11,760      X                       9,000            2,760
IRON MTN INC                    COM             462846106      1,645    66,500      X                      16,300           50,200
JPMORGAN & CHASE & CO           COM             46625H100      1,132    35,903      X                      30,000            5,903
KBR INC                         COM             48242W106      2,211   145,450      X                      74,800           70,650
KIMCO REALTY CORP               COM             49446R109      1,176    64,320      X                           0           64,320
LOCKHEED MARTIN CORP            COM             539830109      3,721    44,256      X                      17,500           26,756
MARKET LEADER INC               COM             57056R103         21    12,471      X                      12,471                0
MEDCO HEALTH SOLUTIONS INC      COM             58405U102        375     8,948      X                       3,856            5,092
MERCK & CO INC                  COM             589331107        489    16,082      X                       8,000            8,082
MICROSOFT CORP                  COM             594918104      3,932   202,263      X                     100,050          102,213
MONSANTO CO NEW                 COM             61166W101      1,756    24,964      X                       6,570           18,394
MOTOROLA INC                    COM             620076109        192    43,415      X                      14,700           28,715
NEWS CORP                       COM             65248E203        192    20,000      X                      20,000                0
PMC-SIERRA INC                  COM             69344F106      1,431   294,500      X                      72,500          222,000
PEABODY ENERGY CORP             COM             704549104      1,365    60,000      X                      15,650           44,350
PEPSICO INC                     COM             713448108      1,132    20,677      X                      15,900            4,777
PFIZER INC                      COM             717081103        381    21,505      X                           0           21,505
PITNEY BOWES INC                COM             724479100        273    10,733      X                       9,000            1,733
PROCTER & GAMBLE CO             COM             742718109        477     7,717      X                       2,000            5,717
PROSHARES TR                    COM             74347R107      1,529    58,200      X                      31,950           26,250
PROSHARES TR                    COM             74347R743        941   156,100      X                      70,100           86,000
QUALCOMM INC                    COM             747525103        854    23,845      X                      20,000            3,845
RESEARCH IN MOTION LTD          COM             760975102      2,232    55,000      X                      14,150           40,850
ROYAL BK CDA MONTREAL QUE       COM             780087102        215     7,232      X                       7,232                0
ROYAL DUTCH SHELL PLC           SPONS ADR B     780259206      2,316    43,743      X                      11,000           32,743
SCHLUMBERGER LTD                COM             806857108      1,640    38,740      X                      16,500           22,240
SPDR TR                         SPDR TR         78462F103      1,372    15,200      X                       7,950            7,250
SUBURBAN PROPANE PARTNERS L     UNIT LTD PARTN  864482104        213     6,000      X                           0            6,000
TECHNE CORP                     COM             878377100      3,943    61,117      X                      24,347           36,770
TELEFONICA S A                  SPONSORED ADR   879382208      1,852    27,475      X                      16,321           11,154
3M CO                           COM             88579Y101        241     4,189      X                           0            4,189
TOOTSIE ROLL INDS INC           COM             890516107        628    24,512      X                       9,342           15,170
UNILEVER N V                    N Y SHS NEW     904784709      2,962   120,656      X                      35,220           85,436
UST INC                         COM             902911106      3,145    45,335      X                      29,275           16,060
UNITED STATES OIL FUND LP       UNITS           91232N108      4,275   129,150      X                      55,475           73,675
UNITED STATES STL CORP NEW      COM             912909108      1,823    49,000      X                      24,700           24,300
UNITED TECHNOLOGIES CORP        COM             913017109        872    16,263      X                      16,000              263
VERIZON COMMUNICATIONS INC      COM             92343V104        206     6,062      X                           0            6,062
WACHOVIA CORP NEW               COM             929903102        109    19,588      X                      16,000            3,588
WYETH                           COM             983024100        265     7,070      X                           0            7,070



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